Derivative Financial Instruments (Fair Value Information on Derivative Instruments Recorded on Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2025	Mar. 31, 2024
Derivatives, Fair Value [Line Items]
Total derivative assets	¥ 20,748	¥ 15,351
Total derivative liabilities	¥ 20,995	16,360
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Trading account assets
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Trading account liabilities (Notes 15, 23 and 31)
Interest rate contracts
Derivatives, Fair Value [Line Items]
Total derivative assets	¥ 14,896	9,505
Total derivative liabilities	16,071	10,696
Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Total derivative assets	5,625	5,657
Total derivative liabilities	4,908	5,536
Equity contracts
Derivatives, Fair Value [Line Items]
Total derivative assets	146	123
Total derivative liabilities	62	158
Commodity contracts
Derivatives, Fair Value [Line Items]
Total derivative assets	20	19
Total derivative liabilities	20	18
Credit derivatives
Derivatives, Fair Value [Line Items]
Total derivative assets	51	47
Total derivative liabilities	53	62
Other
Derivatives, Fair Value [Line Items]
Total derivative assets	10	0
Total derivative liabilities	(119)	(110)
Not designated as hedges
Derivatives, Fair Value [Line Items]
Total derivative assets	20,744	15,341
Total derivative liabilities	20,992	16,360
Not designated as hedges | Interest rate contracts
Derivatives, Fair Value [Line Items]
Total derivative assets	14,896	9,505
Total derivative liabilities	16,071	10,696
Not designated as hedges | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Total derivative assets	5,621	5,647
Total derivative liabilities	4,905	5,536
Not designated as hedges | Equity contracts
Derivatives, Fair Value [Line Items]
Total derivative assets	146	123
Total derivative liabilities	62	158
Not designated as hedges | Commodity contracts
Derivatives, Fair Value [Line Items]
Total derivative assets	20	19
Total derivative liabilities	20	18
Not designated as hedges | Credit derivatives
Derivatives, Fair Value [Line Items]
Total derivative assets	51	47
Total derivative liabilities	53	62
Not designated as hedges | Other
Derivatives, Fair Value [Line Items]
Total derivative assets	10	0
Total derivative liabilities	(119)	(110)
Designated as hedges
Derivatives, Fair Value [Line Items]
Total derivative assets	4	10
Total derivative liabilities	3	0
Designated as hedges | Interest rate contracts
Derivatives, Fair Value [Line Items]
Total derivative assets	0	0
Total derivative liabilities	0	0
Designated as hedges | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Total derivative assets	4	10
Total derivative liabilities	3	0
Designated as hedges | Equity contracts
Derivatives, Fair Value [Line Items]
Total derivative assets	0	0
Total derivative liabilities	0	0
Designated as hedges | Commodity contracts
Derivatives, Fair Value [Line Items]
Total derivative assets	0	0
Total derivative liabilities	0	0
Designated as hedges | Credit derivatives
Derivatives, Fair Value [Line Items]
Total derivative assets	0	0
Total derivative liabilities	0	0
Designated as hedges | Other
Derivatives, Fair Value [Line Items]
Total derivative assets	0	0
Total derivative liabilities	¥ 0	¥ 0